Note 9 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
	Canadian	Australian	U.S.	Total
Balance as of December 31, 2012	$51,594	$226,906	$16,632	$295,132
Foreign currency translation	(2,109)	(31,967)	--	(34,076)
Balance as of December 31, 2013	49,485	194,939	16,632	261,056
Foreign currency translation	(4,225)	(8,842)	--	(13,067)
Goodwill impairment	--	(186,097)	(16,632)	(202,729)
Balance as of December 31, 2014	$45,260	$--	$--	$45,260

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
	AS OF DECEMBER 31,
	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets
Customer relationships	$47,611	$(21,740)	$50,980	$(14,875)
Contracts / agreements	40,120	(16,048)	43,836	(13,151)
Noncompete agreements	809	(680)	817	(539)
Total amortizable intangible assets	$88,540	$(38,468)	$95,633	$(28,565)

Indefinite-Lived Intangible Assets Not Subject to Amortization
Brand names	$--	$--	$8,570	$--
Water rights	777	--	--	$--
Licenses	33	--	37	--
Total indefinite-lived intangible assets	810	--	8,607	--
Total intangible assets	$89,350	$(38,468)	$104,240	$(28,565)